Annual Fund Operating Expenses - Invesco FTSE RAFI Developed Markets ex-US Small-Mid ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.49%
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%